FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Swaps Designated as Hedging Instruments
Our interest rate swap contracts as of June 30, 2024 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional amount	Inception date	Maturity date	Fixed Interest Rate
Receiving floating pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating pay fixed	50,000	March 2020	March 2027	0.74%
Receiving floating pay fixed	50,000	April 2022 1)	December 2030	2.53%
Receiving floating pay fixed	50,000	July 2022 1)	September 2030	1.77%
Receiving floating pay fixed	50,000	January 2023	March 2030	3.07%
Receiving floating pay fixed	50,000	January 2023 2)	January 2030	2.55%
Receiving floating pay fixed	50,000	March 2023 2)	January 2030	2.64%
	650,000

1) SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.
2) SOFR-based forward-looking swaps: first payment date for the $50 million 2.55% interest rate swap and $50 million 2.64% interest rate swap is January and March 2025, respectively.

Carrying Value and Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2024 and December 31, 2023 are as follows:

		2024	2024	2023	2023
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	99,454	99,454	116,382	116,382
Restricted cash	1	3,601	3,601	2,254	2,254
Derivative assets	2	32,387	32,387	28,070	28,070
Liabilities
Long term debt - floating	2	1,347,490	1,347,490	1,380,673	1,380,673
Derivative liabilities	2	107	107	172	172